Related Party Transactions (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Salaries and benefits	$ 4,749,342	$ 3,568,771	$ 10,164,201	$ 10,072,656	$ 8,379,883
Personnel compensation amount	1,072,764		565,960	423,547	318,076
General and administrative expenses			381,909	211,058	211,739
Aircraft management fees	52,189	118,204	$ 84,000	84,000	168,221
Treasury shares			2,350,000
Treasury shares, purchase amount			$ 20,102,500	15,050,000
Purchase of treasury shares			5,052,500
Investment properties amount	4,188,666	5,649,008	5,649,008	10,342,737
Balances due	83,699	$ 92,772	92,772	465,550
Amount payable			5,000,000
Listing transaction costs			$ 1,855,461
Percentage of vesting			20.00%
Arab Wings Co [Member]
Statement Line Items [Line Items]
Amount payable	$ 31,370		$ 196,214
Amount receivable				$ 111,227